Fair Value Disclosures on Financial Instruments - Transfers (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AFS | Marketable equity investments
Transfers Between Levels 1 and 2
Transfers of available-for-sale equity investments from Level 2 to Level 1	€ 46	€ 360